Major Customers and Suppliers (Tables)	6 Months Ended
Jun. 30, 2026
Major Customers and Suppliers [Abstract]
Schedule of Revenue by Major Customers and Suppliers

The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025

Customer A	45%	31%
Customer B	17%	15%
Customer C	10%	*
Customer D	*	12%
Customer E	*	11%

*	Less than 5%

The table below represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:

	For the Six Months Ended June 30,
	2026	2025

Supplier A	34%	51%
Supplier B	23%	8%
Supplier C	11%	5%
Supplier D	10%	*
Supplier E	6%	*

*	Less than 5%